ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	104,627,444	273,106,542
Allowance for doubtful accounts	(3,307,381)	(4,549,366)

Accounts receivable, net	101,320,063	268,557,176

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	228,146	3,288,535	3,307,381
Additions	3,060,389	505,912	1,272,454
Write-off	—	(487,066)	(30,469)
Balance at the end of the year	3,288,535	3,307,381	4,549,366